Intangible assets, airport concessions and goodwill - Net: - CGU with a significant amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Colombia (Airplan)
Disclosure by geographical areas:
Discount rate	15.21%	13.09%
Average growth rate for operating costs and expenses	3.94%	4.73%
Average growth rate of passengers in the period
Growth rate of departing passengers for each CGU	2.22%	1.76%
Hierarchy level of the fair value of the recoverable of the CGU	3	3
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Discount rate	11.60%	10.40%
Average growth rate for operating costs and expenses	4.56%	4.67%
Average growth rate of passengers in the period
Growth rate of departing passengers for each CGU	2.94%	2.40%
Hierarchy level of the fair value of the recoverable of the CGU	3	3